Significant accounting judgments, estimates and assumptions (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Judgments Estimates And Assumptions
Schedule of forecast

	Weighted	Upside	Base case	Downside

Credit card and lending ECL	1,350,891	1,262,010	1,332,708	1,458,974

Schedule of carrying amount and assumptions

CGU	Carrying amount	Goodwill at December 31, 2022	Discount rate (%)	Growth rate (%)

Investment (i)	423,473	381,125	14.5	3.4
(i) Includes Nu Invest, Nu Corretora de Seguros and Nu Asset.